dividends per share	12 Months Ended
Dec. 31, 2018
dividends per share
dividends per share

13   dividends per share

(a)    Dividends declared

Years ended December 31	2018				2017
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283
Quarter 2 dividend	Jun. 8, 2018	0.5250	Jul. 3, 2018	315	Jun. 9, 2017	0.4925	Jul. 4, 2017	293
Quarter 3 dividend	Sep. 10, 2018	0.5250	Oct. 1, 2018	313	Sep. 8, 2017	0.4925	Oct. 2, 2017	292
Quarter 4 dividend	Dec. 10, 2018	0.5450	Jan. 2, 2019	326	Dec. 11, 2017	0.5050	Jan. 2, 2018	299
		$2.1000		$1,253		$1.9700		$1,167

On February 13, 2019, the Board of Directors declared a quarterly dividend of $0.5450 per share on our issued and outstanding Common Shares payable on April 1, 2019, to holders of record at the close of business on March 11, 2019. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on March 11, 2019.

(b)  Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. In respect of Common Shares whose eligible shareholders have elected to participate in the plan, dividends declared during the year ended December 31, 2018,of  $54 million (2017 – $58 million) were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.